Accounts payable and accrued liabilities	12 Months Ended
Mar. 31, 2012
Accounts payable and accrued liabilities
11.	Accounts payable and accrued liabilities

Accounts payable and accrued liabilities comprise:

	As of March 31,
	2011	2012
	US$	US$
Accounts payable	1,464,353	599,495
Accrued expenses	3,188,813	2,174,267
Taxes payable	911,103	184,575
Employee incentive payable	771,350	647,593
Other employee payables	776,820	715,985
Other current liabilities	76,797	56,186

Total	7,189,236	4,378,101